Share-based payments (Details) - Schedule of outstanding warrants and their exercise price - € / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share-based payments (Details) - Schedule of outstanding warrants and their exercise price [Line Items]
Warrants, Granted	3,930,500
Weighted average exercise price, Granted	€ 0.68
Potential shares from exercise of warrants, Granted	3,930,500
Weighted average exercise price per potential share, Granted	€ 0.68
Granted in 2021 [Member]
Share-based payments (Details) - Schedule of outstanding warrants and their exercise price [Line Items]
Warrants, Granted		3,456,500
Weighted average exercise price, Granted		€ 1.37
Potential shares from exercise of warrants, Granted		3,456,500
Weighted average exercise price per potential share, Granted		€ 1.37
December 2021 [Member]
Share-based payments (Details) - Schedule of outstanding warrants and their exercise price [Line Items]
Warrants , Outstanding ending		8,917,625
Weighted average exercise price, Outstanding ending		€ 1.53
Potential shares from exercise of warrants, Outstanding ending		8,917,625
Weighted average exercise price per potential share, Outstanding ending		€ 1.53
Warrants , Outstanding beginning	8,917,625
Weighted average exercise price, Outstanding beginning	€ 1.53
Potential shares from exercise of warrants, Outstanding beginning	8,917,625
Weighted average exercise price per potential share, Outstanding beginning	€ 1.53
December 2022 [Member]
Share-based payments (Details) - Schedule of outstanding warrants and their exercise price [Line Items]
Warrants , Outstanding ending	12,257,780
Weighted average exercise price, Outstanding ending	€ 1.23
Potential shares from exercise of warrants, Outstanding ending	12,257,780
Weighted average exercise price per potential share, Outstanding ending	€ 1.23
Warrants , Outstanding Exercisable	5,220,520
Weighted average exercise price, Outstanding Exercisable	€ 1.63
Potential shares from exercise of warrants, Outstanding Exercisable	5,220,520
Weighted average exercise price per potential share, Outstanding Exercisable	€ 1.63